Pensions and Other Post-Employment Benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 19,785	£ 19,654	£ 16,119
Pensions. [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	19,785	19,654	17,710
Active [member] | Pensions. [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	4,611	4,576	5,510
Retired [member] | Pensions. [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	9,805	9,574	7,969
Deferred [member] | Pensions. [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 5,369	£ 5,504	£ 4,231